Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total assets	R$ 91,064	R$ 117,273
Total liabilities	962,475	724,806
Total revenue	25,285	20,826	R$ 36,572
Total costs/expenses	941,407	1,263,472	1,150,232
Telecom Italia Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	8,391	10,188
Total liabilities	6,407	11,599
Total revenue	3,706	5,939	3,980
Total costs/expenses	4,757	6,667	13,520
Gruppo Havas [Member]
IfrsStatementLineItems [Line Items]
Total assets		12,831
T I Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	5	28
Total liabilities	2,402	11,290
Total revenue	273	339	911
Total costs/expenses	14,425	11,290	17,762
T I M Brasil [Member]
IfrsStatementLineItems [Line Items]
Total assets	23,183	23,260
Total liabilities	10,858	10,858
Telecom Italia S P A [Member]
IfrsStatementLineItems [Line Items]
Total assets	5,850	24,962
Total liabilities	90,846	154,729
Total revenue	19,007	11,352	4,366
Total costs/expenses	153,861	151,677	130,994
I-Systems [Member]
IfrsStatementLineItems [Line Items]
Total assets	53,538	45,907
Total liabilities	56,027	58,613
Total revenue	2,299	3,196	27,315
Total costs/expenses	458,550	452,931	429,771
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total assets	97	97
Total liabilities	4,138	3,865
Total costs/expenses	33,127	26,994	18,445
Vivendi Group [Member]
IfrsStatementLineItems [Line Items]
Total liabilities		1,152
Total costs/expenses	1,851	5,853	8,390
Grupo Havas [Member]
IfrsStatementLineItems [Line Items]
Total liabilities		104,757
Total costs/expenses	274,836	608,060	R$ 531,350
T I M Brasil 1 [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	R$ 791,797	R$ 367,943